Earnings per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Earnings (Loss) per Common Share
Earnings per Common Share

21. Earnings per Common Share

Nonvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents are participating securities and are included in the computation of earnings per share pursuant to the two-class method prescribed by the Earnings Per Share Topic of the ASC. The two-class method is an earnings allocation formula that determines earnings per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. In May 2013, as discussed in Note 13 to the consolidated financial statements, Hilltop issued Restricted Stock Awards which qualify as participating securities.

Net earnings, less any preferred dividends accumulated for the period (whether or not declared), is allocated between the common stock and participating securities pursuant to the two-class method. Basic earnings per common share is computed by dividing net earnings available to common stockholders by the weighted average number of common shares outstanding during the period, excluding participating nonvested restricted shares.

Diluted earnings per common share is computed in a similar manner, except that first the denominator is increased to include the number of additional common shares that would have been outstanding if potentially dilutive common shares, excluding the participating securities, were issued using the treasury stock method. For the three and six months ended June 30, 2014, stock options and RSUs are the only potentially dilutive non-participating instruments issued by Hilltop, while potentially dilutive non-participating instruments for the three and six months ended June 30, 2013 included stock options, RSUs and the 7.50% Senior Exchangeable Notes due 2025 (the “Notes”), which were called for redemption during the fourth quarter of 2013. Next, we determine and include in the diluted earnings per common share calculation the more dilutive effect of the participating securities using the treasury stock method or the two-class method. Undistributed losses are not allocated to the nonvested share-based payment awards (the participating securities) under the two-class method as the holders are not contractually obligated to share in the losses of the Company.

The following table presents the computation of basic and diluted earnings per common share (in thousands, except per share data).

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Basic earnings per share:
Income applicable to Hilltop common stockholders	$27,085	$20,943	$50,845	$53,313
Less: income applicable to participating shares	(141)	(116)	(266)	(295)
Net earnings available to Hilltop common stockholders	$26,944	$20,827	$50,579	$53,018

Weighted average shares outstanding - basic	89,709	83,490	89,708	83,489

Basic earnings per common share	$0.30	$0.25	$0.56	$0.64

Diluted earnings per share:
Income applicable to Hilltop common stockholders	$27,085	$20,943	$50,845	$53,313
Add: interest expense on senior exchangeable notes (net of tax)	—	1,053	—	2,105
Net earnings available to Hilltop common stockholders	$27,085	$21,996	$50,845	$55,418

Weighted average shares outstanding - basic	89,709	83,490	89,708	83,489
Effect of potentially dilutive securities	860	6,804	868	6,636
Weighted average shares outstanding - diluted	90,569	90,294	90,576	90,125

Diluted earnings per common share	$0.30	$0.24	$0.56	$0.61

31. Earnings (Loss) per Common Share

The following table presents the computation of basic and diluted earnings (loss) per common share (in thousands, except per share data).

	Year Ended December 31,
	2013	2012	2011
Basic earnings (loss) per share:
Income (loss) applicable to Hilltop common stockholders	$121,015	$(5,851)	$(6,531)
Less: income applicable to participating shares	(672)	—	—
Net earnings (loss) available to Hilltop common stockholders	$120,343	$(5,851)	$(6,531)

Weighted average shares outstanding - basic	84,382	58,754	56,499

Basic earnings (loss) per common share	$1.43	$(0.10)	$(0.12)

Diluted earnings (loss) per share:
Income (loss) applicable to Hilltop common stockholders	$121,015	$(5,851)	$(6,531)
Add: interest expense on senior exchangeable notes (net of tax)	5,059	—	—
Net earnings (loss) available to Hilltop common stockholders	$126,074	$(5,851)	$(6,531)

Weighted average shares outstanding - basic	84,382	58,754	56,499
Effect of potentially dilutive securities	5,949	—	—
Weighted average shares outstanding - diluted	90,331	58,754	56,499

Diluted earnings (loss) per common share	$1.40	$(0.10)	$(0.12)

For each of the years ended December 31, 2012 and 2011, the computation of diluted loss per common share did not include 6,208,000 equivalent shares of the Notes as the equivalent exchange rate per share was in excess of the average stock prices for the noted periods. Additionally, options to purchase 688,000 and 199,000 weighted average outstanding shares, respectively, of Hilltop’s common stock were not included in the computation of diluted loss per common share for the years ended December 31, 2012 and 2011, as their inclusion would have been anti-dilutive.